General	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
General [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Wize Pharma, Inc. (formerly: OphthaliX Inc.) (the “Company” or “Wize”) was incorporated in the State of Delaware.

On November 16, 2017, the Company completed the acquisition of Wize Pharma Ltd., an Israeli company (“Wize Israel”) by way of a reverse triangular merger.

Wize Israel is a clinical-stage biopharmaceutical company currently focused on the treatment of ophthalmic disorders, including dry eye syndrome (“DES”).

Commencing August 30, 2016, Wize Israel manages most of its activity through OcuWize Ltd., a wholly-owned Israeli Subsidiary which manages and develops most of the Company’s activity under the License Agreement.

In May 2015, Wize Israel entered into an Exclusive Distribution and Licensing Agreement (as amended, the “License Agreement”) with Resdevco Ltd. (“Resdevco”), whereby Resdevco granted to Wize Israel an exclusive license to purchase, market, sell and distribute a formula known as LO2A (“LO2A”) in the United States, Israel, Ukraine and China as well as a contingent right to do the same in other countries. LO2A is a drug developed for the treatment of DES, and other ophthalmological illnesses, including Conjunctivochalasis (“CCH”) and Sjögren’s syndrome (“Sjögren’s”). Pursuant to the LO2A License Agreement, Wize Israel is required to pay Resdevco certain royalties for sales in the licensed territories based on an agreed-upon price per unit of either $0.60, in the United States, Israel and Ukraine, or in the low single digits of US Dollars, in the People’s Republic of China, payable on a semi-annual basis, subject to making certain minimum royalty payments as set forth in the LO2A License Agreement. In July 2018, the Company paid Resdevco royalties in the amount of $150.

Following the Merger (as defined below) transaction as described in Note 1d, the business of Wize Israel became the ongoing business of the Company and the Company is defined as a “smaller reporting company”, according to Item 10(f)(1) of Regulation S-K, as promulgated by the United States Securities and Exchange Commission (the “SEC”).

See Note 8 below with respect to the private placement of the Company which closed in October 2018.

b.	Going concern uncertainty and management plans:

The Company has not yet generated any revenues from its current operations other than immaterial revenue in Israel during the third quarter of 2018 of $7 which were deducted from research and development expenses, and therefore is dependent upon external sources for financing its operations. As of September 30, 2018, the Company has an accumulated deficit of $27,914 and a stockholders’ deficit of $2,196.

In addition, in the three and nine month periods ended September 30, 2018, and in the year ended December 31, 2017, the Company reported losses and negative cash flows from operating activities.  Management considered the significance of such conditions in relation to the Company’s ability to meet its current and future obligations and determined that such conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The accompanying Q3 2018 Financial Statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

Until such time as the Company generates sufficient revenue to fund its operations (if ever), the Company plans to finance its operations through the sale of equity or equity-linked securities and/or debt securities and, to the extent available, short-term and long-term loans. There can be no assurance that the Company will succeed in obtaining the necessary financing to continue its operations as a going concern.

c.	Risk factors:

As of September 30, 2018, the Company had an accumulated deficit of $27,914. The Company has historically incurred net losses and is not able to determine whether or when it will become profitable, if ever. To date, the Company has not commercialized any products or generated any revenues from product sales other than immaterial revenue in Israel during the third quarter of 2018 of $7 which were deducted from research and development expenses and accordingly it does not have a revenue stream to support its cost structure. The Company’s losses have resulted principally from costs incurred in development and discovery activities.

The Company expects to continue to incur losses for the foreseeable future, and these losses will likely increase as it:

●	initiates and manages pre-clinical development and clinical trials for LO2A;
●	seeks regulatory approvals for LO2A;
●	implements internal systems and infrastructures;
●	seeks to license additional technologies to develop;
●	pays royalties related to the License Agreement;
●	hires management and other personnel; and
●	moves towards commercialization.

No certainty exists that the Company will be able to complete the development of LO2A for CCH, Sjögren’s or any other ophthalmic disorder, due to financial, technological or other difficulties. If LO2A fails in clinical trials or does not gain regulatory clearance or approval, or if LO2A does not achieve market acceptance, the Company may never become profitable. Even if the Company does achieve profitability, it may not be able to sustain or increase profitability on a quarterly or annual basis.

The Company’s inability to achieve and then maintain profitability would negatively affect its business, financial condition, results of operations and cash flows.

Moreover, the Company’s prospects must be considered in light of the risks and uncertainties encountered by an early-stage company and in highly regulated and competitive markets, such as the biopharmaceutical market, where regulatory approval and market acceptance of its products are uncertain. There can be no assurance that the Company’s efforts will ultimately be successful or result in revenues or profits.

d.	Merger transaction:

On May 21, 2017, the Company and a wholly-owned private Israeli subsidiary of the Company, Bufiduck Ltd. (“Merger Sub”), and Wize Israel, entered into an Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which, among other things, Merger Sub merged with and into Wize Israel, with Wize Israel becoming a wholly-owned subsidiary of the Company and the surviving corporation of the merger (the “Merger”). On November 16, 2017, the Merger was closed (the “Closing Date”).

On the Closing Date, each issued and outstanding ordinary share of Wize Israel was automatically converted into  4.1445791236989 shares (the “Exchange Ratio”) (such number not being converted as per the Reverse Stock Split described in Note 6b) of the Company’s common stock, par value $0.001 per share (the “Common Stock”). As a result, an aggregate of 3,915,469 shares, or 90% of the issued and outstanding Common Stock were issued to Wize Israel’s shareholders. The pre-Merger stockholders of the Company retained an aggregate of 435,052 shares, or 10% of the issued and outstanding Common Stock.

Wize Israel’s ordinary shares were delisted from the Tel Aviv Stock Exchange and there is no longer a public trading market for Wize Israel’s ordinary shares in Israel.

The Merger between the Company and Wize Israel became effective on November 16, 2017, and following such Merger, Wize Israel activities are the sole activities of the Company. The Common Stock is currently quoted on the OTCQB under the symbol “WIZP.”

The Merger was accounted for as a reverse recapitalization which is outside the scope ASC 805, “Business Combinations” (“ASC 805”), as the Company, the legal acquirer, was considered a non-operating public shell, and is therefore not a business as defined in ASC 805. Under reverse capitalization accounting, Wize Israel was considered the acquirer for accounting and financial reporting purposes. The Merger was accounted for in a manner that is substantially the same as a reverse acquisition under ASC 805, except that any excess fair value of the consideration transferred over the net fair value of the monetary assets of the Company was recognized as a reduction of equity.

The Financial Statements reflect the operations of the acquirer for accounting purposes together with a deemed issuance of shares, equivalent to the shares held by the former stockholders of the legal acquirer and a recapitalization at the equity of the accounting acquirer.

The interim consolidated financial statements include the accounts of the Company since the Closing Date and the accounts of Wize Israel since its inception. See Note 3 for discussion of the basis of presentation for the Financial Statements.

NOTE 1:-	GENERAL

a.	Wize Pharma Inc. (Formerly: Ophthalix Inc.) (the “Company” or “Wize”) was originally incorporated in the State of Nevada on December 10, 1999 under the name Bridge Capital.com Inc., and was a nominally capitalized corporation that did not commence its operations until it changed its name to Denali Concrete Management Inc. (“Denali”), in March 2001. Denali was a concrete placement company specializing in providing concrete improvements in the road construction industry. Denali operated primarily in Anchorage, Alaska, placing curb and gutter, sidewalks and retaining walls for state, municipal and military projects. On June 27, 2011, Denali changed its name to OphthaliX, Inc. (“OphthaliX”) and also changed its corporate domicile from Nevada to Delaware.

In December 2005, the Company ceased its principal business operations and focused its efforts on seeking a business opportunity, becoming a public shell company in the U.S.

In September 2016, the Company’s Board of Directors and the Company’s then parent and majority stockholder (“Can-Fite”), consented in writing to, among other things, the voluntary dissolution and liquidation of the Company pursuant to a Plan of Dissolution.

In November 2016, the Company’s Board of Directors abandoned the voluntary dissolution and liquidation of the Company. Subsequently, on November 15, 2016, the Company entered into a non-binding letter of intent with Wize Pharma Ltd., an Israeli company (“Wize Israel”), for the acquisition of Wize Israel by way of a reverse triangular merger.

Wize Israel was incorporated in Israel in 1982 as a public company by the name of “Eitam Eretz Israel Advanced Industries Ltd.,” which name was changed to Wize Pharma Ltd. in June 2015. In September 1987, Wize Israel’s shares were listed for trade on the Tel Aviv Stock Exchange (the “TASE”).

Wize Israel is a clinical-stage biopharmaceutical company currently focused on the treatment of ophthalmic disorders, including dry eye syndrome (“DES”). In May 2015, Wize Israel entered into an Exclusive Distribution and Licensing Agreement (as amended, the “License Agreement”) with Resdevco Ltd. (“Resdevco”), whereby Resdevco granted to Wize Israel an exclusive license to purchase, market, sell and distribute a formula known as LO2A (“LO2A” or the “Product”) in the United States, Israel, Ukraine and China as well as a contingent right to do the same in other countries. LO2A is a drug developed for the treatment of DES, and other ophthalmological illnesses, including Conjunctivochalasis (“CCH”) and Sjögren’s syndrome (“Sjögren’s”).

Following the Merger transaction as described in Note 1d, the business of Wize Israel became the ongoing business of the Company and the Company is defined as a “smaller reporting company”, according to Item 10(f)(1) of Regulation S-K, as promulgated by the United States Securities and Exchange Commission (the “SEC”).

Commencing August 30, 2016, Wize Israel manages most of its activity through a wholly-owned Israeli Subsidiary (“OcuWize Ltd.”), which manages and develops most of the activity under the License Agreement (see also Note 5).

b.	Going concern uncertainty and management plans:

As described in Note 5, Wize Israel purchased an exclusive license to purchase, market, sell and distribute LO2A in the United States, Israel, Ukraine and China as well as a contingent right to do the same in other countries. The registration process in certain countries, including the United States, and the commercialization of Wize Israel’s products is expected to require substantial expenditures.

The Company has not yet generated any revenues from its current operations, and therefore is dependent upon external sources for financing its operations. As of December 31, 2017, the Company has an accumulated deficit and a stockholders’ deficit.

In addition, in each of the years ended December 31, 2017 and 2016, the Company reported losses and negative cash flows from operating activities.  Management considered the significance of such conditions in relation to the Company’s ability to meet its current and future obligations and determined that such conditions raise substantial doubt about the Company’s ability to continue as a going concern.  The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

Until such time as the Company generates sufficient revenue to fund its operations (if ever), the Company plans to finance its operations through the sale of equity or equity-linked securities and/or debt securities and, to the extent available, short-term and long-term loans. There can be no assurance that the Company will succeed in obtaining the necessary financing to continue its operations as a going concern.

As discussed in Note 8b, in 2017, Wize Israel entered into the 2017 Loan Agreement with 2017 Lenders pursuant to which the gross amount of $822 (“2017 Loan”) has been raised. The 2017 Loan was provided for a period ending December 31, 2018 and bears 4% annual interest. The number of shares that will be issued upon conversion of the 2017 Loan is determined in the 2017 Loan Agreement, pursuant to which the 2017 Lenders, have a detachable right until June 30, 2019, to invest up to $411,072, in the aggregate, at an agreed price per share (as adjusted based on the Exchange Ratio and the 2017 Loan Amendment as described below) of $1.332.

As discussed in Note 12c, on June 23, 2017, Wize Israel entered into the 2017 PIPE Agreement with certain investors, pursuant to which, the 2017 PIPE Investors invested a total of up to NIS 3,490,000 (approximately $966) in exchange for a total of 860,987 ordinary shares, at a price per share of NIS 4.05 (approximately $1.15 according to an exchange rate as of June 23, 2017). Subject to the Closing Date of the Merger (see also Note 11c), Wize Israel also undertook to cause the Company to grant warrants to each of the 2017 PIPE Investors (the “Warrants”), with each Warrant being exercisable into one share of Common Stock, with a term of three years from the date of grant.

According to the 2017 PIPE Agreements, the number of Warrants and the exercise price thereof will reflect, prior to giving effect to an adjustment based on the Exchange Ratio, (i) 30,625 warrants to Peretz and (ii) 62,500 warrants to each of the Other Investors, each warrant exercisable into one ordinary share of Wize Israel, at an exercise price of NIS 28.8 per share (approximately $8.40 according to the exchange rate as of December 31, 2017). According to the Exchange Ratio, Peretz was granted 126,928 Warrants exercisable into Common Stock and each of the Other Investors was granted 259,037 Warrants exercisable into Common Stock.

Direct and incremental issuance costs amounted to approximately NIS 45,000 (approximately $13 according to an exchange rate as of June 23, 2017).

As discussed in Note 1d, a Merger between the Company and Wize Israel became effective on November 16, 2017, and following such Merger, Wize Israel activities are the sole activities of the Company.

c.	Risk factors:

As of December 31, 2017, the Company had an accumulated deficit of $26,452. The Company has historically incurred net losses and is not able to determine whether or when it will become profitable, if ever. To date, the Company has not commercialized any products or generated any revenues from product sales and accordingly it does not have a revenue stream to support its cost structure. The Company’s losses have resulted principally from costs incurred in development and discovery activities.

The Company expects to continue to incur losses for the foreseeable future, and these losses will likely increase as it:

●	initiates and manages pre-clinical development and clinical trials for LO2A;

●	seeks regulatory approvals for LO2A;

●	implements internal systems and infrastructures;

●	seeks to license additional technologies to develop;

●	pays royalties related to the License Agreement;

●	hires management and other personnel; and

●	moves towards commercialization.

No certainty exists that the Company will be able to complete the development of LO2A for CCH, Sjögren’s or any other ophthalmic disorder, due to financial, technological or other difficulties. If LO2A fails in clinical trials or does not gain regulatory clearance or approval, or if LO2A does not achieve market acceptance, the Company may never become profitable. Even if the Company does achieve profitability, it may not be able to sustain or increase profitability on a quarterly or annual basis. The Company’s inability to achieve and then maintain profitability would negatively affect its business, financial condition, results of operations and cash flows. Moreover, the Company’s prospects must be considered in light of the risks and uncertainties encountered by an early-stage company and in highly regulated and competitive markets, such as the biopharmaceutical market, where regulatory approval and market acceptance of its products are uncertain. There can be no assurance that the Company’s efforts will ultimately be successful or result in revenues or profits.

d.	Merger transaction:

On May 21, 2017, the Company and a wholly-owned private Israeli subsidiary of the Company, Bufiduck Ltd. (“Merger Sub”), and Wize Israel, entered into an Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which, among other things, Merger Sub merged with and into Wize Israel, with Wize Israel becoming a wholly-owned subsidiary of the Company and the surviving corporation of the merger (the “Merger”). On November 16, 2017, the Merger was closed (the “Closing Date”).

Upon the Closing Date of the Merger, each issued and outstanding ordinary share of Wize Israel was automatically converted into  4.1445791236989 shares of the Company’s common stock (the “Exchange Ratio”) (such number not being converted as per the Reverse Stock Split described in Note 12b). As a result, an aggregate of 3,915,469 shares, or 90% of the issued and outstanding common stock of the Company were issued to Wize Israel’s shareholders. The pre-Merger stockholders of the Company retained an aggregate of 435,052 shares, or 10% of the issued and outstanding common stock of the Company.

Immediately following the Closing Date of the Merger, Ron Mayron, Yossi Keret, Dr. Franck Amouyal and Joseph Zarzewsky were appointed to the Company’s Board of Directors to hold office until the earlier of the next annual meeting where directors will be appointed, such director’s successor is elected and qualified, or until such director’s earlier resignation or removal, and following those appointments, Pnina Fishman, Ph.D. Ilan Cohen, Ph.D., Guy Regev and Roger Kornberg, Ph.D. resigned from the board of directors of the Company. Accordingly, the Company’s Board of Directors consists of five members, Ron Mayron, Yossi Keret, Dr. Franck Amouyal, Joseph Zarzewsky and Michael Belkin, Ph.D.

Immediately following the Closing Date of the Merger, Pnina Fishman, Ph.D., Itay Weinstein and Ronen Kantor resigned as officers of the Company and the newly constituted board appointed Or Eisenberg as Acting Chief Executive Officer, Chief Financial Officer, Treasurer and Secretary and Noam Danenberg as Chief Operating Officer.

Wize Israel’s ordinary shares were delisted from the TASE and there will no longer be a public trading market for Wize Israel’s ordinary shares in Israel. The Company’s common stock began trading on the OTC Pink under the symbol “OPLI” on January 25, 2012 through November 15, 2017, and under the symbol “WIZP” from November 16, 2017 through January 3, 2018. Since January 4, 2018, the Company’s common stock has been traded on the OTCQB under the symbol “WIZP.”

Following the Reverse Stock Split, a “D” was placed on the Company’s ticker symbol (WIZPD) for 20 business days from March 5, 2018, the effective date of the Reverse Stock Split. After 20 business days, the symbol will then change back to “WIZP”.

As contemplated in the Merger Agreement, the Company’s annual meeting of its stockholders amended its Certificate of Incorporation, whereby, (i) the total number of shares of stock which the Company shall have authority to issue is 500,000,000 shares of Common Stock, and 1,000,000 shares of preferred stock, par value $0.001 per share; (ii) the name of the Company was changed from “OphthaliX, Inc.” to “Wize Pharma, Inc.” and (iii) re-election of the Company’s incumbent directors.

The Merger was accounted for as a reverse recapitalization which is outside the scope ASC 805, “Business Combinations” (“ASC 805”), as the Company, the legal acquirer, is considered a non-operating public shell, and is therefore not a business as defined in ASC 805. Under reverse capitalization accounting, Wize Israel will be considered the acquirer for accounting and financial reporting purposes. The Merger will be accounted for in a manner that is substantially the same as a reverse acquisition under ASC 805, except that any excess fair value of the consideration transferred over the net fair value of the monetary assets of the Company will be recognized as a reduction of equity.

The annual consolidated financial statements of Wize Israel reflect the operations of the acquirer for accounting purposes together with a deemed issuance of shares, equivalent to the shares held by the former stockholders of the legal acquirer and a recapitalization at the equity of the accounting acquirer. The annual consolidated financial statements include the accounts of the Company since the Closing Date of the reverse capitalization and the accounts of Wize Israel since its inception.